Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax recovery at Canadian statutory income tax rate of 26.51% (2018 - 26.51%)	$ (25,400)	$ (17,113)
Permanent differences	74,024	16,057
Foreign tax rate differential	1,770	1,726
Tax credits earned during the year	(1,571)	0
Other items	(1,468)	(88)
Change in valuation allowance	(18,328)	(582)
Provision for income taxes	29,027	0
Operating Loss Carryforwards [Line Items]
Loss before income taxes	$ (95,815)	$ (64,553)
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.51%	26.51%